FINANCIAL ASSETS AND LIABILITIES - sensitivity analysis considers the closing price of the shares (Detail)	Dec. 31, 2024 BRL (R$)
VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Shareholding percentage	1.34%
Probable [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	R$ (1,166,000)
Probable [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	8,160
Probable [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	77,341,000
25% [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	226,000
25% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	10,200
25% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	260,420,000
50% [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	453,000
50% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	12,240
50% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible increase in actuarial assumption	470,001,000
-25% [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	(226,000)
-25% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	6,120
-25% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	27,308,000
-50% [member] | Swap agreements (TRS) [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	(453,000)
-50% [member] | CSAN3 [member]
Disclosure interest rates sensitivity analysis [line items]
Share price scenario probable sensitivity analysis	4,080.00
-50% [member] | VALE3 (Call Spread)
Disclosure interest rates sensitivity analysis [line items]
Increase decrease in amount of share price due to reasonably possible decrease in actuarial assumption	R$ 811,000